Document and Entity Information	Jun. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40045
Entity Registrant Name	NexImmune, Inc.
Entity Central Index Key	0001538210
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-2518457
Entity Address, Address Line One	9119 Gaither Road
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20877
City Area Code	301
Local Phone Number	825-9810
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NEXI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false